Pro Forma Revenue and Earnings (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 2,446,877		$ 2,064,305		$ 1,793,557
Net income attributable to TSYS common shareholders	322,872		244,750		244,280
Basic EPS attributable to TSYS common shareholders	$ 1.73	[1]	$ 1.30	[1]	$ 1.30	[1]
Diluted EPS attributable to TSYS common shareholders	$ 1.72	[1]	$ 1.29	[1]	$ 1.29	[1]
NetSpend Holdings Inc
Business Acquisition, Pro Forma Information [Line Items]
Revenue			2,064,305		1,793,557
Net income attributable to TSYS common shareholders			244,750		244,280
Basic EPS attributable to TSYS common shareholders			$ 1.30		$ 1.30
Diluted EPS attributable to TSYS common shareholders			$ 1.29		$ 1.29
Revenue			2,286,348		2,144,654
Net income attributable to TSYS common shareholders			$ 239,775		$ 193,255
Basic EPS attributable to TSYS common shareholders			$ 1.28		$ 1.03
Diluted EPS attributable to TSYS common shareholders			$ 1.27		$ 1.02

[1]	EPS amounts may not total due to rounding